Income Tax - Summary of Calculation of Income Tax Expense Accrued (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Current income tax	$ (605)	$ (734)	$ 517
Deferred income tax	4,574	2,159	(25,154)
Income tax expense	$ 3,969	$ 1,425	$ (24,637)